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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ J. SITLANI            San Diego, California         02/14/12
   -----------------------------   ---------------------      -------------
           [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: $ 5,510,107
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                      TITLE               VALUE    SHARES/  SH/ PUT/  INVSTMT    OTHER       VOTING AUTHORITY
           NAME OF ISSUER            OF CLASS   CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN   MANAGERS    SOLE    SHARED NONE
------------------------------------ -------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Baxter International Inc.               COM   071813109 $240,880  4,868,229 SH          SOLE              4,868,229
Unum Group                              COM   91529Y106 $264,286 12,543,241 SH          SOLE             12,543,241
Harman International Industries Inc.    COM   413086109 $102,610  2,697,430 SH          SOLE              2,697,430
Freeport-McMoRan Copper & Gold Inc.     COM   35671D857 $176,218  4,789,821 SH          SOLE              4,789,821
Zimmer Holdings, Inc.                   COM   98956P102 $240,887  4,509,307 SH          SOLE              4,509,307
SPDR S&P 500 ETF Trust                  COM   78462F103 $276,877  2,206,195 SH          SOLE              2,206,195
Esterline Technologies Corp.            COM   297425100 $ 83,957  1,500,037 SH          SOLE              1,500,037
Occidental Petroleum Corporation        COM   674599105 $589,540  6,291,787 SH          SOLE              6,291,787
PMC-Sierra, Inc.                        COM   69344F106 $ 63,342 11,495,777 SH          SOLE             11,495,777
Ameriprise Financial, Inc.              COM   03076C106 $ 64,102  1,291,330 SH          SOLE              1,291,330
iShares Russell Midcap Value Index      COM   464287473 $ 27,919    643,300 SH          SOLE                643,300
Medtronic, Inc.                         COM   585055106 $223,028  5,830,796 SH          SOLE              5,830,796
Intuit Inc.                             COM   461202103 $107,566  2,045,365 SH          SOLE              2,045,365
CVS Caremark Corporation                COM   126650100 $396,862  9,731,771 SH          SOLE              9,731,771
Assurant, Inc.                          COM   04621X108 $101,730  2,477,594 SH          SOLE              2,477,594
Illinois Tool Works Inc.                COM   452308109 $473,155 10,129,639 SH          SOLE             10,129,639
The Babcock & Wilcox Company            COM   05615F102 $ 84,293  3,491,832 SH          SOLE              3,491,832
MetLife, Inc.                           COM   59156R108 $399,622 12,816,608 SH          SOLE             12,816,608
Ashland Inc.                            COM   044209104 $ 56,884    995,167 SH          SOLE                995,167
Carter's, Inc.                          COM   146229109 $ 72,864  1,830,291 SH          SOLE              1,830,291
Applied Materials, Inc.                 COM   038222105 $257,576 24,050,003 SH          SOLE             24,050,003
Guaranty Bancorp                        COM   40075T102 $ 25,860 17,592,000 SH          SOLE             17,592,000
Quest Diagnostics Incorporated          COM   74834L100 $319,207  5,497,883 SH          SOLE              5,497,883
Hewlett-Packard Company                 COM   428236103 $444,396 17,251,400 SH          SOLE             17,251,400
Par Pharmaceutical Companies, Inc.      COM   69888P106 $104,023  3,178,229 SH          SOLE              3,178,229
Caterpillar Inc.                        COM   149123101 $312,423  3,448,374 SH          SOLE              3,448,374